Unaudted Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	20,115,570	20,115,570
Ordinary shares, issued	20,115,570	20,115,570
Ordinary shares, outstanding	20,115,570	20,115,570
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	466,967,730	466,967,730
Ordinary shares, issued	153,300,513
Ordinary shares, outstanding	153,300,513